Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock CS – Shares CS – Par Amount	Preferred Stock Shares Par Amount	Additional Paid-in Capital	Accumulated Deficit	Total
Balances at Dec. 31, 2021	$ 4,990	$ 1,302	$ 3,764,413	$ (15,221,918)	$ (11,451,213)
Balances (in Shares) at Dec. 31, 2021	4,990,000	1,302,082
Warrants Issued to placement agent for convertible notes			273,670		273,670
Preferred Dividends				(125,000)	(125,000)
Net Loss				(6,254,685)	(6,254,685)
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Make Whole Liability to Common Stock	$ 350		699,650		700,000
Make Whole Liability to Common Stock (in Shares)	350,000
Preferred Dividends				(31,250)	(31,250)
Preferred Dividends (in Shares)
Net Loss				(1,846,969)	(1,846,969)
Balances at Mar. 31, 2023	$ 5,340	$ 1,302	4,737,733	(23,479,822)	(18,735,447)
Balances (in Shares) at Mar. 31, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Net Loss					(6,327,016)
Balances at Sep. 30, 2023	$ 5,340	$ 1,302	5,495,330	(28,022,369)	(22,520,397)
Balances (in Shares) at Sep. 30, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2022	$ 4,990	$ 1,302	4,038,083	(21,601,603)	(17,557,228)
Balances (in Shares) at Dec. 31, 2022	4,990,000	1,302,082
Make Whole Liability to Common Stock	$ 350		699,650		700,000
Make Whole Liability to Common Stock (in Shares)	350,000
Unwind of Make-whole Stock Liability			757,597		757,597
Preferred Dividends				(125,000)	(125,000)
Net Loss				(7,791,584)	(7,791,584)
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Balances at Mar. 31, 2023	$ 5,340	$ 1,302	4,737,733	(23,479,822)	(18,735,447)
Balances (in Shares) at Mar. 31, 2023	5,340,000	1,302,082
Preferred Dividends				(31,250)	(31,250)
Preferred Dividends (in Shares)
Net Loss				(2,505,057)	(2,505,057)
Balances at Jun. 30, 2023	$ 5,340	$ 1,302	4,737,733	(26,016,129)	(21,271,754)
Balances (in Shares) at Jun. 30, 2023	5,340,000	1,302,082
Preferred Dividends				(31,250)	(31,250)
APIC Make Whole Shares			757,597		757,597
Net Loss				(1,974,990)	(1,974,990)
Balances at Sep. 30, 2023	$ 5,340	$ 1,302	5,495,330	(28,022,369)	(22,520,397)
Balances (in Shares) at Sep. 30, 2023	5,340,000	1,302,082
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Conversion of Preferred Stock to Common Stock	$ 651	$ (1,302)	651
Conversion of Preferred Stock to Common Stock (in Shares)	651,041	(1,302,082)
Preferred Dividends				(31,250)	(31,250)
Net Loss				(1,458,992)	(1,458,992)
Balances at Mar. 31, 2024	$ 5,991		5,495,981	(31,008,429)	(25,506,457)
Balances (in Shares) at Mar. 31, 2024	5,991,041
Balances at Dec. 31, 2023	$ 5,340	$ 1,302	5,495,330	(29,518,187)	(24,016,215)
Balances (in Shares) at Dec. 31, 2023	5,340,000	1,302,082
Net Loss					(5,891,704)
Balances at Sep. 30, 2024	$ 21,181		34,712,833	(35,441,141)	(707,127)
Balances (in Shares) at Sep. 30, 2024	21,180,883
Balances at Mar. 31, 2024	$ 5,991		5,495,981	(31,008,429)	(25,506,457)
Balances (in Shares) at Mar. 31, 2024	5,991,041
Net Loss				(1,557,480)	(1,557,480)
Balances at Jun. 30, 2024	$ 5,991		5,495,981	(32,565,909)	(27,063,937)
Balances (in Shares) at Jun. 30, 2024	5,991,041
Issuance of Common Stock IPO	$ 1,600		4,473,626		4,475,226
Issuance of Common Stock IPO (in Shares)	1,600,000
Conversion of Convertible Notes to Common Stock	$ 13,154		24,743,662		24,756,816
Conversion of Convertible Notes to Common Stock (in Shares)	13,153,396
Conversion of Warrants to Common Stock	$ 116		(116)
Conversion of Warrants to Common Stock (in Shares)	116,313
Issuance of Common Stock to Investment Advisor – Settlement	$ 320		(320)
Issuance of Common Stock to Investment Advisor – Settlement (in Shares)	320,133
Net Loss				(2,875,232)	(2,875,232)
Balances at Sep. 30, 2024	$ 21,181		$ 34,712,833	$ (35,441,141)	$ (707,127)
Balances (in Shares) at Sep. 30, 2024	21,180,883